Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.9%
		Communication Services: 1.9%
16,751	(1)	AMC Networks, Inc.	$680,593	0.3
9,537		ATN International, Inc.	380,335	0.1
15,957		Cogent Communications Holdings, Inc.	1,058,747	0.4
48,873		Entravision Communications Corp.	313,276	0.1
127,327	(1)	Gannett Co., Inc.	574,245	0.2
12,952	(1)	Iridium Communications, Inc.	522,225	0.2
39,268	(1)	QuinStreet, Inc.	455,509	0.2
17,254		Scholastic Corp.	694,991	0.3
3,495	(1)	TechTarget, Inc.	284,074	0.1
			4,963,995	1.9

		Consumer Discretionary: 11.9%
14,452	(1)	Abercrombie & Fitch Co. - Class A	462,320	0.2
34,174	(2)	Academy Sports & Outdoors, Inc.	1,346,456	0.5
10,301	(1)	Accel Entertainment, Inc.	125,466	0.0
75,198	(1)	American Axle & Manufacturing Holdings, Inc.	583,536	0.2
7,386	(1)	Asbury Automotive Group, Inc.	1,183,237	0.5
2,492	(1)	Autonation, Inc.	248,153	0.1
17,510	(1)	Beazer Homes USA, Inc.	266,502	0.1
8,274	(2)	Big 5 Sporting Goods Corp.	141,899	0.1
14,584	(2)	Big Lots, Inc.	504,606	0.2
5,127	(1)	BJ's Restaurants, Inc.	145,094	0.1
43,372		Bloomin Brands, Inc.	951,582	0.4
10,330	(1)	Boot Barn Holdings, Inc.	979,181	0.4
3,465		Boyd Gaming Corp.	227,928	0.1
8,149	(1)	Brinker International, Inc.	310,966	0.1
22,187		Buckle, Inc.	733,058	0.3
660	(1)	Cavco Industries, Inc.	158,961	0.1
14,694		Century Communities, Inc.	787,158	0.3
18,727	(1)	Cheesecake Factory	745,147	0.3
31,672	(1)	Chico's FAS, Inc.	152,026	0.1
10,286	(1)	Chuy's Holdings, Inc.	277,722	0.1
16,844	(1)	Conn's, Inc.	259,566	0.1
2,133	(1)	CROCS, Inc.	162,961	0.1
13,975		Dana, Inc.	245,541	0.1
11,846	(1)	Dave & Buster's Entertainment, Inc.	581,639	0.2
1,895	(2)	Dick's Sporting Goods, Inc.	189,538	0.1
11,467		Dine Brands Global, Inc.	893,853	0.3
4,948	(1)	Dorman Products, Inc.	470,208	0.2
17,942	(1)	Duluth Holdings, Inc.	219,431	0.1
11,455	(1)	El Pollo Loco Holdings, Inc.	133,107	0.0
9,463	(1)	Genesco, Inc.	601,941	0.2
11,728	(1)	Gentherm, Inc.	856,613	0.3
17,294	(1)	G-III Apparel Group Ltd.	467,803	0.2
9,574	(1)	Golden Entertainment, Inc.	555,962	0.2
12,085	(1)	Goodyear Tire & Rubber Co.	172,695	0.1
6,676		Group 1 Automotive, Inc.	1,120,433	0.4
27,785	(2)	Guess?, Inc.	607,102	0.2
3,193		Hibbett, Inc.	141,578	0.1
11,464		Installed Building Products, Inc.	968,593	0.4
3,576		Jack in the Box, Inc.	334,034	0.1
1,714		LCI Industries	177,930	0.1
16,268	(1)	Liquidity Services, Inc.	278,508	0.1
13,936	(1)	M/I Homes, Inc.	618,062	0.2
17,863	(1)	MarineMax, Inc.	719,164	0.3
6,974	(1)	Meritage Homes Corp.	552,550	0.2
14,109	(1)	Modine Manufacturing Co.	127,122	0.0
1,913		Oxford Industries, Inc.	173,127	0.1
9,984		Patrick Industries, Inc.	602,035	0.2
60,444	(1)	Perdoceo Education Corp.	693,897	0.3
27,867	(1)	PlayAGS, Inc.	185,873	0.1
8,343		Red Rock Resorts, Inc.	405,136	0.2
16,681		Ruth's Hospitality Group, Inc.	381,661	0.1
2,008	(1)	Shake Shack, Inc.	136,343	0.0
20,830	(2)	Shoe Carnival, Inc.	607,403	0.2
10,758		Shutterstock, Inc.	1,001,355	0.4
1,718		Signet Jewelers Ltd.	124,899	0.0
2,003	(1)	Sleep Number Corp.	101,572	0.0
5,516		Sonic Automotive, Inc.	234,485	0.1
13,267		Standard Motor Products, Inc.	572,338	0.2
8,033	(1)	Taylor Morrison Home Corp.	218,658	0.1
22,964	(1)	Tri Pointe Homes, Inc.	461,117	0.2
27,784	(1)	Vista Outdoor, Inc.	991,611	0.4
16,439		Winnebago Industries	888,199	0.3
21,896		Wolverine World Wide, Inc.	493,974	0.2
19,655	(1)	Zumiez, Inc.	751,018	0.3
			30,811,633	11.9

		Consumer Staples: 4.8%
14,768	(1)	BellRing Brands, Inc.	340,846	0.1
2,903	(1)	Celsius Holdings, Inc.	160,188	0.1
11,148	(1)	Central Garden & Pet Co. - CENT	490,066	0.2
2,353		Coca-Cola Consolidated, Inc.	1,169,088	0.4
12,858		Edgewell Personal Care Co.	471,503	0.2
4,348	(1)	Herbalife Nutrition Ltd.	132,005	0.0
77,604	(1)	Hostess Brands, Inc.	1,702,632	0.7
6,240		Ingles Markets, Inc.	555,672	0.2
1,752		Inter Parfums, Inc.	154,264	0.1
5,821		Medifast, Inc.	994,110	0.4
12,933	(1)	Natures Sunshine Prods, Inc.	217,533	0.1
6,282	(1)	Seneca Foods Corp.	323,774	0.1
19,332	(1)	Simply Good Foods Co/The	733,649	0.3
43,701	(2)	SpartanNash Co.	1,441,696	0.5

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Consumer Staples: (continued)
10,657		Turning Point Brands, Inc.	$362,445	0.1
11,832	(1)	United Natural Foods, Inc.	489,253	0.2
18,198		Universal Corp.	1,056,758	0.4
6,443	(1)	USANA Health Sciences, Inc.	511,896	0.2
85,684		Vector Group Ltd.	1,031,635	0.4
21,865	(1)	Whole Earth Brands, Inc.	156,553	0.1
			12,495,566	4.8

		Energy: 6.1%
4,855	(1)	Antero Resources Corp.	148,223	0.1
130,838		Archrock, Inc.	1,207,635	0.5
14,855	(1)	Bristow Group, Inc.	550,823	0.2
7,524		Civitas Resources, Inc.	449,258	0.2
13,548	(1)	CONSOL Energy, Inc.	509,811	0.2
8,368	(1)	Delek US Holdings, Inc.	177,569	0.1
7,235	(1)	Green Plains, Inc.	224,357	0.1
41,282	(1)	Helix Energy Solutions Group, Inc.	197,328	0.1
5,711		Helmerich & Payne, Inc.	244,317	0.1
2,281	(1)	Laredo Petroleum, Inc.	180,518	0.1
39,849	(2)	Matador Resources Co.	2,111,200	0.8
2,161	(1)	Nabors Industries Ltd.	330,028	0.1
66,804	(1)	Oceaneering International, Inc.	1,012,749	0.4
40,299		Patterson-UTI Energy, Inc.	623,829	0.2
34,659	(1)	PBF Energy, Inc.	844,640	0.3
34,006		Plains GP Holdings L.P.	392,769	0.2
76,537	(1)	ProPetro Holding Corp.	1,066,160	0.4
16,852	(1)	Ranger Oil Corp.	581,900	0.2
3,730	(1)	REX American Resources Corp.	371,508	0.1
42,490		SM Energy Co.	1,654,985	0.6
171,404	(1)	Southwestern Energy Co.	1,228,967	0.5
8,241	(1)	Talos Energy, Inc.	130,125	0.0
1,876		Targa Resources Corp.	141,582	0.1
85,641	(1)	W&T Offshore, Inc.	327,149	0.1
39,123		World Fuel Services Corp.	1,057,886	0.4
			15,765,316	6.1

		Financials: 19.5%
11,042		1st Source Corp.	510,692	0.2
15,105		Amalgamated Financial Corp.	271,437	0.1
29,377		American Equity Investment Life Holding Co.	1,172,436	0.5
26,020		Apollo Commercial Real Estate Finance, Inc.	362,459	0.1
9,727		Artisan Partners Asset Management, Inc.	382,757	0.1
2,853		Assured Guaranty Ltd.	181,622	0.1
2,353		Axis Capital Holdings Ltd.	142,286	0.1
36,990		Banc of California, Inc.	716,126	0.3
5,212	(1)	Bancorp, Inc.	147,656	0.1
2,919		BankUnited, Inc.	128,319	0.0
26,848		Banner Corp.	1,571,413	0.6
41,209		Berkshire Hills Bancorp, Inc.	1,193,825	0.5
18,639		Brightsphere Investment Group, Inc.	451,996	0.2
44,094		BrightSpire Capital, Inc.	407,869	0.2
72,413		Brookline Bancorp, Inc.	1,145,574	0.4
12,107	(1)	Carter Bankshares, Inc.	210,299	0.1
41,259		Central Pacific Financial Corp.	1,151,126	0.4
25,583		Chimera Investment Corp.	308,019	0.1
13,128		Civista Bancshares, Inc.	316,385	0.1
5,572		Cohen & Steers, Inc.	478,579	0.2
46,373		Columbia Banking System, Inc.	1,496,457	0.6
1,795		Community Bank System, Inc.	125,919	0.0
27,645		Eastern Bankshares, Inc.	595,473	0.2
42,229		Ellington Financial, Inc.	749,565	0.3
7,100		Employers Holdings, Inc.	291,242	0.1
20,517	(2)	Enact Holdings, Inc.	456,503	0.2
21,493	(1)	Encore Capital Group, Inc.	1,348,256	0.5
11,452	(1)	Enova International, Inc.	434,832	0.2
3,015		Essent Group Ltd.	124,248	0.0
94,460	(1)	Ezcorp, Inc.	570,538	0.2
5,755		Financial Institutions, Inc.	173,398	0.1
130,647		First BanCorp. Puerto Rico	1,714,089	0.7
11,887		First Financial Bancorp.	273,995	0.1
4,771		First Foundation, Inc.	115,888	0.0
4,920		First Hawaiian, Inc.	137,219	0.1
20,449		First of Long Island Corp.	397,938	0.2
6,396		Flushing Financial Corp.	142,951	0.1
256,129	(1)	Genworth Financial, Inc.	968,168	0.4
57,613		Granite Point Mortgage Trust, Inc.	640,657	0.2
20,549		Great Ajax Corp.	241,040	0.1
32,965	(1)	Green Dot Corp.	905,878	0.3
10,301		Hancock Whitney Corp.	537,197	0.2
28,378		Hanmi Financial Corp.	698,383	0.3
10,317		Heartland Financial USA, Inc.	493,462	0.2
39,906		Heritage Insurance Holdings, Inc.	284,929	0.1
27,722		Hope Bancorp, Inc.	445,770	0.2
1,605		Independent Bank Corp.	131,112	0.0
10,129		International Bancshares Corp.	427,545	0.2
55,744		Investors Bancorp, Inc.	832,258	0.3
1,371		Investors Title Co.	278,601	0.1
53,890		KKR Real Estate Finance Trust, Inc.	1,110,673	0.4
40,320		Ladder Capital Corp.	478,598	0.2
24,464		Lakeland Bancorp, Inc.	408,549	0.2
13,561		Meta Financial Group, Inc.	744,770	0.3
40,665		MFA Financial, Inc.	163,880	0.1
40,276		MGIC Investment Corp.	545,740	0.2
3,722		Moelis & Co.	174,748	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
36,329	(1)	Mr Cooper Group, Inc.	$1,659,145	0.6
33,583		NBT Bancorp., Inc.	1,213,354	0.5
30,802		New Residential Investment Corp.	338,206	0.1
54,428		New York Community Bancorp., Inc.	583,468	0.2
46,257		Northfield Bancorp, Inc.	664,251	0.3
52,022		OFG Bancorp	1,385,866	0.5
17,611		Old Republic International Corp.	455,597	0.2
8,794	(1)	Oportun Financial Corp.	126,282	0.0
5,981		Orrstown Financial Services, Inc.	137,144	0.1
9,727		Pacific Premier Bancorp, Inc.	343,849	0.1
12,170		Peapack-Gladstone Financial Corp.	422,908	0.2
5,685		Piper Sandler Cos	746,156	0.3
2,746		Popular, Inc.	224,458	0.1
13,785		ProAssurance Corp.	370,541	0.1
7,635		QCR Holdings, Inc.	432,065	0.2
24,415		Ready Capital Corp.	367,690	0.1
2,738		Red River Bancshares, Inc.	144,868	0.1
95,540		Redwood Trust, Inc.	1,006,036	0.4
5,030		Regional Management Corp.	244,307	0.1
1,689	(2)	ServisFirst Bancshares, Inc.	160,945	0.1
4,691		Sierra Bancorp.	117,181	0.0
16,074		Southside Bancshares, Inc.	656,301	0.3
18,108		Starwood Property Trust, Inc.	437,670	0.2
16,176		Stewart Information Services Corp.	980,427	0.4
18,244		Tiptree Financial, Inc.	234,435	0.1
17,936		TrustCo Bank Corp. NY	572,696	0.2
2,364		UMB Financial Corp.	229,686	0.1
55,255		United Community Banks, Inc./GA	1,922,874	0.7
27,021		United Fire Group, Inc.	839,542	0.3
42,294		Universal Insurance Holdings, Inc.	570,546	0.2
9,341		Unum Group	294,335	0.1
4,241		Virtus Investment Partners, Inc.	1,017,798	0.4
990		Walker & Dunlop, Inc.	128,126	0.0
5,143		Westamerica Bancorp.	311,152	0.1
			50,251,249	19.5

		Health Care: 11.6%
91,715	(1)	Accuray, Inc.	303,577	0.1
7,648	(1)	Addus HomeCare Corp.	713,482	0.3
56,277	(1)	Akebia Therapeutics, Inc.	40,401	0.0
33,897	(1)	Allscripts Healthcare Solutions, Inc.	763,360	0.3
16,463	(1)	AMN Healthcare Services, Inc.	1,717,585	0.7
4,785	(1)	Amphastar Pharmaceuticals, Inc.	171,781	0.1
3,635	(1),(2)	Apollo Medical Holdings, Inc.	176,188	0.1
17,902	(1)	AxoGen, Inc.	142,142	0.1
30,228	(1),(2)	Bluebird Bio, Inc.	146,606	0.1
5,110	(1)	Blueprint Medicines Corp.	326,427	0.1
23,008	(1)	Cara Therapeutics, Inc.	279,547	0.1
5,181	(1)	Castle Biosciences, Inc.	232,420	0.1
45,385	(1)	Coherus Biosciences, Inc.	585,920	0.2
14,562	(1)	Community Health Systems, Inc.	172,851	0.1
24,055	(1)	Computer Programs & Systems, Inc.	828,695	0.3
10,930		Conmed Corp.	1,623,651	0.6
26,124	(1)	Covetrus, Inc.	438,622	0.2
27,508	(1)	Cross Country Healthcare, Inc.	596,098	0.2
11,164	(1)	Cutera, Inc.	770,316	0.3
5,931	(1),(2)	Cytokinetics, Inc.	218,320	0.1
8,025	(1)	Enanta Pharmaceuticals, Inc.	571,219	0.2
2,989		Ensign Group, Inc.	269,040	0.1
25,955	(1)	Esperion Therapeutics, Inc.	120,431	0.0
86,563	(1)	Frequency Therapeutics, Inc.	183,514	0.1
9,633	(1)	Fulgent Genetics, Inc.	601,196	0.2
2,841	(1)	Glaukos Corp.	164,267	0.1
41,009	(1)	Homology Medicines, Inc.	124,667	0.0
144,736	(1)	Infinity Pharmaceuticals, Inc.	164,999	0.1
11,096	(1)	Integer Holdings Corp.	894,005	0.3
15,047	(1)	Joint Corp./The	532,513	0.2
18,950	(1)	Jounce Therapeutics, Inc.	128,670	0.0
8,550	(1)	Lantheus Holdings, Inc.	472,901	0.2

15,151	(1)	MacroGenics, Inc.	133,480	0.0
4,947	(1)	Meridian Bioscience, Inc.	128,424	0.0
16,846	(1)	Merit Medical Systems, Inc.	1,120,596	0.4
33,750	(1)	Myriad Genetics, Inc.	850,500	0.3
34,874	(1)	Natus Medical, Inc.	916,489	0.4
32,064	(1),(2)	Nektar Therapeutics	172,825	0.1
46,949	(1)	NeoGenomics, Inc.	570,430	0.2
44,302	(1)	NextGen Healthcare, Inc.	926,355	0.4
14,124	(1)	Omnicell, Inc.	1,828,917	0.7
27,319	(1)	Orthofix Medical, Inc.	893,331	0.3
26,724		Owens & Minor, Inc.	1,176,390	0.5
28,081	(1)	Prestige Consumer Healthcare, Inc.	1,486,608	0.6
92,237	(1)	Puma Biotechnology, Inc.	265,643	0.1
5,290	(1)	Quanterix Corp.	154,415	0.1
21,144	(1)	Radius Health, Inc.	186,702	0.1
10,494	(1)	REGENXBIO, Inc.	348,296	0.1
7,675	(1)	Sage Therapeutics, Inc.	254,043	0.1
13,270	(1)	SI-BONE, Inc.	299,902	0.1
32,145	(1)	Supernus Pharmaceuticals, Inc.	1,038,926	0.4
8,508	(1)	SurModics, Inc.	385,668	0.1
2,863	(1)	Tandem Diabetes Care, Inc.	332,938	0.1
15,753	(1)	TG Therapeutics, Inc.	149,811	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
18,048	(1)	Theravance Biopharma, Inc.	$172,539	0.1
14,439	(1)	Uniqure B.V.	260,913	0.1
59,345	(1)	Vanda Pharmaceuticals, Inc.	671,192	0.3
14,165	(1)	Varex Imaging Corp.	301,573	0.1
70,275	(1)	WaVe Life Sciences Ltd.	140,550	0.1
5,098	(1)	Xencor, Inc.	136,015	0.0
14,174	(1)	Y-mAbs Therapeutics, Inc.	168,387	0.1
			29,947,269	11.6

		Industrials: 15.8%
678		Acuity Brands, Inc.	128,345	0.0
3,094		Albany International Corp.	260,886	0.1
7,396		Altra Industrial Motion Corp.	287,926	0.1
21,732		Apogee Enterprises, Inc.	1,031,401	0.4
17,532		Applied Industrial Technologies, Inc.	1,799,835	0.7
14,022		ArcBest Corp.	1,128,771	0.4
9,216		Astec Industries, Inc.	396,288	0.2
1,226	(1)	Atkore, Inc.	120,688	0.0
16,490	(1)	Atlas Air Worldwide Holdings, Inc.	1,424,241	0.5
20,106		Barnes Group, Inc.	808,060	0.3
3,365	(1)	BlueLinx Holdings, Inc.	241,876	0.1
20,660		Boise Cascade Co.	1,435,250	0.6
3,802	(1)	Chart Industries, Inc.	653,070	0.3
5,222	(1)	CIRCOR International, Inc.	139,010	0.1
1,357		Comfort Systems USA, Inc.	120,787	0.0
16,079	(1)	CoreCivic, Inc.	179,602	0.1
20,643	(1)	DXP Enterprises, Inc.	559,219	0.2
5,448		Encore Wire Corp.	621,453	0.2
11,387		EnPro Industries, Inc.	1,112,852	0.4
4,902	(1)	Evoqua Water Technologies Corp.	230,296	0.1
15,262		Exponent, Inc.	1,649,059	0.6
7,111		Flowserve Corp.	255,285	0.1
17,536		Franklin Electric Co., Inc.	1,456,190	0.6
9,781		Genco Shipping & Trading Ltd.	231,027	0.1
2,725	(1)	Gibraltar Industries, Inc.	117,039	0.0
23,658	(1)	GMS, Inc.	1,177,459	0.5
13,249		Granite Construction, Inc.	434,567	0.2
22,887		Heidrick & Struggles International, Inc.	905,868	0.3
31,314		Hillenbrand, Inc.	1,383,139	0.5
2,571		Insperity, Inc.	258,180	0.1
12,300		Insteel Industries, Inc.	454,977	0.2
35,232		Interface, Inc.	478,098	0.2
12,925		John Bean Technologies Corp.	1,531,225	0.6
41,028		Kelly Services, Inc.	889,897	0.3
2,660		Kforce, Inc.	196,760	0.1
28,937		Korn Ferry	1,879,169	0.7
16,365	(1)	Manitowoc Co., Inc./The	246,784	0.1
30,630		Marten Transport Ltd.	543,989	0.2
3,459		Matson, Inc.	417,225	0.2
3,469		Moog, Inc.	304,578	0.1
38,189	(1)	MRC Global, Inc.	454,831	0.2
11,655	(1)	MYR Group, Inc.	1,096,036	0.4
76,929	(1)	NOW, Inc.	848,527	0.3
7,318	(1)	NV5 Global, Inc.	975,489	0.4
27,278		Pitney Bowes, Inc.	141,846	0.1
23,923		Quanex Building Products Corp.	502,144	0.2
60,200	(1)	Resideo Technologies, Inc.	1,434,566	0.6
3,964		Rush Enterprises, Inc. - Class A	201,807	0.1
684	(1)	Saia, Inc.	166,773	0.1
30,996	(1)	Skywest, Inc.	894,235	0.3
15,137	(1)	SPX Corp.	747,919	0.3
13,154		Tennant Co.	1,036,535	0.4
9,598	(1)	Titan Machinery, Inc.	271,240	0.1
1,937	(1)	TriNet Group, Inc.	190,523	0.1
27,251	(1)	TrueBlue, Inc.	787,281	0.3
2,432		UFP Industries, Inc.	187,653	0.1
6,585		Unifirst Corp.	1,213,484	0.5
5,917	(1)	Veritiv Corp.	790,452	0.3
5,682		Watts Water Technologies, Inc.	793,150	0.3
3,346	(1)	Wesco International, Inc.	435,448	0.2
			40,660,310	15.8

		Information Technology: 13.2%
51,479	(1)	8x8, Inc.	648,121	0.2
22,142		Adtran, Inc.	408,520	0.2
15,024		Advanced Energy Industries, Inc.	1,293,266	0.5
5,611	(1)	Agilysys, Inc.	223,767	0.1
8,528	(1)	Alarm.com Holdings, Inc.	566,771	0.2
2,738	(1)	Alpha & Omega Co.	149,632	0.0
7,007	(1)	Avid Technology, Inc.	244,334	0.1
18,449		Avnet, Inc.	748,845	0.3
20,972	(1)	Axcelis Technologies, Inc.	1,584,015	0.6
12,420	(1)	Box, Inc.	360,925	0.1
54,054	(1),(2)	Casa Systems, Inc.	244,324	0.1
9,167	(1)	Cerence, Inc.	330,929	0.1
23,745	(1)	Ceva, Inc.	965,234	0.4
13,121	(1)	ChannelAdvisor Corp.	217,415	0.1
3,596	(1)	Ciena Corp.	218,025	0.1
29,320	(1)	Cohu, Inc.	867,872	0.3
3,913	(1)	Consensus Cloud Solutions, Inc.	235,289	0.1
22,996		CSG Systems International, Inc.	1,461,856	0.6
18,833	(1)	Digi International, Inc.	405,286	0.1
19,400	(1)	Diodes, Inc.	1,687,606	0.6
4,662	(1)	Domo, Inc.	235,757	0.1
11,210	(1)	DZS, Inc.	155,483	0.1
13,276	(1)	eGain Corp.	153,736	0.1
13,542	(1)	ePlus, Inc.	759,164	0.3
13,597	(1)	ExlService Holdings, Inc.	1,948,042	0.7
97,813	(1)	Extreme Networks, Inc.	1,194,297	0.5
2,340	(1)	Fabrinet	246,004	0.1
18,795	(1)	Grid Dynamics Holdings, Inc.	264,634	0.1

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
62,685	(1),(2)	Infinera Corp.	$543,479	0.2
16,912	(1)	Insight Enterprises, Inc.	1,814,996	0.7
8,881	(1)	Itron, Inc.	467,851	0.2
7,018	(1)	KnowBe4, Inc.	161,554	0.1
17,048		Kulicke & Soffa Industries, Inc.	955,029	0.4
5,423	(1)	Lattice Semiconductor Corp.	330,532	0.1
7,719	(1)	LivePerson, Inc.	188,498	0.1
18,256	(1)	MaxLinear, Inc.	1,065,238	0.4
25,034	(1)	Mitek Systems, Inc.	367,249	0.1
11,536	(1)	Netgear, Inc.	284,708	0.1
17,062	(1)	Onto Innovation, Inc.	1,482,517	0.6
13,601		PC Connection, Inc.	712,556	0.3
9,234	(1)	Perficient, Inc.	1,016,571	0.4
38,148	(1)	Photronics, Inc.	647,372	0.2
7,103	(1)	Pure Storage, Inc. - Class A	250,807	0.1
24,014	(1)	Sanmina Corp.	970,646	0.4
20,793	(1)	Scansource, Inc.	723,388	0.3
3,045	(1)	Sprout Social, Inc.	243,965	0.1
15,051	(1)	SPS Commerce, Inc.	1,974,691	0.8
2,160		TD SYNNEX Corp.	222,934	0.1
2,286		TTEC Holdings, Inc.	188,641	0.1
16,978	(1)	Ultra Clean Holdings, Inc.	719,697	0.3
9,561	(1)	Viavi Solutions, Inc.	153,741	0.1
25,821	(1)	Vonage Holdings Corp.	523,908	0.2
9,842	(1)	Zuora, Inc.	147,433	0.0
			33,977,150	13.2

		Materials: 5.3%
31,523	(1)	Allegheny Technologies, Inc.	846,077	0.3
44,838		American Vanguard Corp.	911,108	0.3
21,917	(1)	Arconic Corp.	561,514	0.2
1,148		Balchem Corp.	156,932	0.1
15,205		Carpenter Technology Corp.	638,306	0.2
7,374		Compass Minerals International, Inc.	463,014	0.2
4,224		Greif, Inc. - Class A	274,814	0.1
11,065		Haynes International, Inc.	471,369	0.2
27,643		HB Fuller Co.	1,826,373	0.7
9,463	(1)	Ingevity Corp.	606,294	0.2
16,607		Innospec, Inc.	1,536,978	0.6
28,925		Koppers Holdings, Inc.	796,016	0.3
5,903	(1)	Livent Corp.	153,891	0.1
8,662		Minerals Technologies, Inc.	572,991	0.2
29,223		Myers Industries, Inc.	631,217	0.2
3,941		Neenah, Inc.	156,300	0.1
104,744		SunCoke Energy, Inc.	933,269	0.4
14,205	(1)	Sylvamo Corp.	472,742	0.2
36,659	(1)	TimkenSteel Corp.	802,099	0.3
6,459		Valhi, Inc.	189,313	0.1
18,519		Warrior Met Coal, Inc.	687,240	0.3
			13,687,857	5.3

		Real Estate: 7.1%
39,579		Acadia Realty Trust	857,677	0.3
2,986		Agree Realty Corp.	198,151	0.1
34,878	(1)	Chatham Lodging Trust	480,968	0.2
2,316		CTO Realty Growth, Inc.	153,597	0.1
7,135	(1)	Cushman & Wakefield PLC	146,339	0.1
141,967		Diversified Healthcare Trust	454,294	0.2
51,475		Essential Properties Realty Trust, Inc.	1,302,317	0.5
20,959	(1)	Forestar Group, Inc.	372,232	0.1
37,358		Getty Realty Corp.	1,069,186	0.4
21,335		Global Net Lease, Inc.	335,600	0.1
14,442	(1)	Hersha Hospitality Trust	131,133	0.0
15,494		Highwoods Properties, Inc.	708,696	0.3
21,730	(2)	Independence Realty Trust, Inc.	574,541	0.2
1,694		Innovative Industrial Properties, Inc.	347,948	0.1
14,605		iStar, Inc.	341,903	0.1
594	(1)	Jones Lang LaSalle, Inc.	142,239	0.1
9,133		Kilroy Realty Corp.	697,944	0.3
2,457		Lamar Advertising Co.	285,454	0.1
1,013		Life Storage, Inc.	142,256	0.1
11,561		LXP Industrial Trust	181,508	0.1
13,408		National Retail Properties, Inc.	602,555	0.2
35,681		Piedmont Office Realty Trust, Inc.	614,427	0.2
25,183		RE/MAX Holdings, Inc.	698,325	0.3
60,434	(1)	Realogy Holdings Corp.	947,605	0.4
78,881		Retail Opportunity Investments Corp.	1,529,503	0.6
37,056		Retail Value, Inc.	113,391	0.0
93,672		RPT Realty	1,289,863	0.5
34,574		Service Properties Trust	305,288	0.1
83,087		SITE Centers Corp.	1,388,384	0.5
66,313		Uniti Group, Inc.	912,467	0.4
36,869		Urstadt Biddle Properties, Inc.	693,506	0.3
18,786		Whitestone REIT	248,914	0.1
			18,268,211	7.1

		Utilities: 1.7%
6,920		Chesapeake Utilities Corp.	953,299	0.4
14,414		Clearway Energy, Inc.-Class C	526,255	0.2
11,685		National Fuel Gas Co.	802,760	0.3
2,970		NextEra Energy Partners L.P.	247,579	0.1
23,722		South Jersey Industries, Inc.	819,595	0.3
12,157		Star Group L.P.	134,943	0.0
20,081		Unitil Corp.	1,001,640	0.4
			4,486,071	1.7

	Total Common Stock
	(Cost $219,878,947)		255,314,627	98.9

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
RIGHTS: –%
		Health Care: –%
7,651	(1),(3),(4)	Aduro Biotech, Inc. - CVR	$–	–

	Total Rights
	(Cost $–)		–	–

WARRANTS: 0.0%
		Energy: 0.0%
645	(1)	Nabors Industries Ltd.	14,835	0.0
1,219	(1)	Oasis Petroleum, Inc.	73,140	0.0

	Total Warrants
	(Cost $37,789)		87,975	0.0

	Total Long-Term Investments
	(Cost $219,916,736)		255,402,602	98.9

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
		Repurchase Agreements: 2.9%
1,725,967	(5)	Bank of America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,725,981, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $1,760,486, due 02/01/36-03/01/52)	1,725,967	0.7
1,725,967	(5)	Daiwa Capital Markets, Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,725,981, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,760,486, due 04/05/22-04/01/52)	1,725,967	0.7
1,725,967	(5)	MUFG Securities America Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,725,981, collateralized by various U.S. Government Agency Obligations, 1.920%-4.500%, Market Value plus accrued interest $1,760,486, due 12/01/28-03/01/52)	1,725,967	0.7
511,634	(5)	Nomura Securities, Repurchase Agreement dated 03/31/22, 0.27%, due 04/01/22 (Repurchase Amount $511,638, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-4.000%, Market Value plus accrued interest $521,867, due 06/01/27-08/01/58)	511,634	0.2
1,725,967	(5)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/22, 0.30%, due 04/01/22 (Repurchase Amount $1,725,981, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $1,760,486, due 04/26/22-03/20/52)	1,725,967	0.6

	Total Repurchase Agreements
	(Cost $7,415,502)		7,415,502	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
2,415,000	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $2,415,000)	2,415,000	0.9

	Total Short-Term Investments
	(Cost $9,830,502)	9,830,502	3.8

	Total Investments in Securities (Cost $229,747,238)	$265,233,104	102.7
	Liabilities in Excess of Other Assets	(7,035,288)	(2.7)
	Net Assets	$258,197,816	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2022, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2022.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$255,314,627	$–	$–	$255,314,627
Rights	–	–	–	–
Warrants	87,975	–	–	87,975
Short-Term Investments	2,415,000	7,415,502	–	9,830,502
Total Investments, at fair value	$257,817,602	$7,415,502	$–	$265,233,104
Other Financial Instruments+
Futures	64,679	–	–	64,679
Total Assets	$257,882,281	$7,415,502	$–	$265,297,783

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, Voya Index Plus SmallCap Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
		$–	$–

At March 31, 2022, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	23	06/17/22	$2,376,360	$64,679
			$2,376,360	$64,679

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $230,073,063.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$48,486,268
Gross Unrealized Depreciation	(13,261,548)
Net Unrealized Appreciation	$35,224,720